Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc. - Investor C Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	512
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	$ 1,917